Business Segment and Geographical Information	3 Months Ended
Mar. 31, 2022
Segment Reporting [Abstract]
Business Segment and Geographical Information	Business Segment and Geographical Information
The Company is a clinical research organization ("CRO"), providing outsourced development services on a global basis to the pharmaceutical, biotechnology and medical device industries. It specializes in the strategic development, management and analysis of programs that support all stages of the clinical development process - from compound selection to Phase I-IV clinical studies. The Company has the expertise and capability to conduct clinical trials in most major therapeutic areas on a global basis and has the operational flexibility to provide development services on a stand-alone basis or as part of an integrated "full-service" solution. The Company has expanded through internal growth, together with a number of strategic acquisitions to enhance its expertise and capabilities in certain areas of the clinical development process.

The Company determines and presents operating segments based on the information that is internally provided to the chief operating decision maker, the (‘CODM’) in accordance with ASC 280 'Segment Reporting'. The Company determined that the CODM was comprised of the Chief Executive Officer and the Chief Financial Officer.

The Company operates as one business segment, which is the provision of outsourced development services on a global basis to the pharmaceutical, biotechnology and medical devices industries.

Revenues are allocated to individual entities based on where the work is performed in accordance with the Company's global transfer pricing model. Revenues and income from operations in Ireland are a function of our global contracting model and the Group’s transfer pricing model.

ICON Ireland (Ireland Segment) acts as the Group entrepreneur under the Company’s global transfer pricing model given its role in the development and management of the Group, its ownership of key intellectual property and customer relationships, its key role in the mitigation of risks faced by the Group and its responsibility for maintaining the Company’s global network. ICON Ireland enters into the majority of the Company’s customer contracts.

ICON Ireland remunerates other operating entities in the ICON Group on the basis of a guaranteed cost plus mark-up for the services they perform in each of their local territories. The cost plus mark-up for each ICON entity is established to ensure that each of ICON Ireland and the ICON entities that are involved in the conduct of services for customers, earn an appropriate arms-length return having regard to the assets owned, risks borne, and functions performed by each entity from these intercompany transactions. The cost plus mark-up policy is reviewed annually to ensure that it is market appropriate. The integration of entities acquired through the Merger into this global network and global transfer pricing model remains ongoing.

The geographic split of revenue disclosed for each region outside Ireland is the cost plus revenue attributable to these entities. The residual revenues of the Group, once each ICON entity has been paid its respective intercompany service fee, generally fall to be retained by ICON Ireland. As such, revenues and income from operations in Ireland are a function of this global transfer pricing model and comprise revenues of the Group after deducting the cost plus revenues attributable to the activities performed outside Ireland. The integration of entities acquired through the Merger into the global transfer pricing model remains ongoing and these entities were not substantially part of the Group's cost plus arrangement in the period ended March 31, 2022.

The Company's areas of operation outside of Ireland include the United States, United Kingdom, Austria, Belgium, Bulgaria, Czech Republic, France, Germany, Hungary, Italy, Latvia, Poland, Portugal, Romania, Russia, Serbia, Spain, Sweden, The Netherlands, Turkey, Ukraine, Canada, Argentina, Brazil, Chile, Colombia, Mexico, Peru, China (including Hong Kong), India, Israel, Japan, Singapore, South Korea, The Philippines, Taiwan, Thailand, Australia, New Zealand, South Africa, Belarus, Bermuda, British Virgin Islands, Costa Rica, Croatia, Denmark, Egypt, Estonia, Finland, Georgia, Greece, Guatemala, Iceland, Jersey, Kenya, Lithuania, Luxembourg, Malaysia, Norway, Panama, Puerto Rico, Slovakia, Switzerland and Uruguay.
The geographical distribution of the Company’s segment measures as at March 31, 2022 and December 31, 2021 and for the three months ended March 31, 2022 and March 31, 2021 is as follows:

a) The distribution of revenue by geographical area was as follows:

	Three Months Ended
	March 31, 2022	March 31, 2021
	(in thousands)
Ireland	$367,359	$308,121
Rest of Europe	456,064	120,354
U.S.	970,629	352,496
Rest of World	107,712	77,227

Total	$1,901,764	$858,198

b) The distribution of income from operations by geographical area was as follows:

	Three Months Ended
	March 31, 2022	March 31, 2021
	(in thousands)
Ireland *	$9,874	$88,912
Rest of Europe	59,509	7,610
U.S.	60,468	13,237
Rest of World	40,488	6,255

Total	$170,339	$116,014
* Includes the full amount of the amortization charge associated with the intangible asset acquired in the Merger. These assets have been provisionally allocated to Ireland.

c) The distribution of long-lived assets (property, plant and equipment and operating right-of-use assets), net, by geographical area was as follows:

	March 31, 2022	December 31, 2021
	(in thousands)
Ireland	$116,680	$118,253
Rest of Europe	107,742	121,174
U.S.	236,379	239,828
Rest of World	49,040	55,312

Total	$509,841	$534,567